As filed with the SEC on 3/17/2022	Registration No. 333‑01031
811-07545
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_____________
FORM N‑6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __ □
Post‑Effective Amendment No. 32 ■
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 38 ■
_____________
THE PRUDENTIAL VARIABLE
CONTRACT ACCOUNT GI-2
(Exact Name of Registrant)
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
(Name of Depositor)
751 Broad Street
Newark, New Jersey 07102
800 778-2255
(Address and telephone number of principal executive offices)

Michael P. DeSimone
Vice President and Corporate Counsel
The Prudential Insurance Company of America
213 Washington Street
Newark, New Jersey 07102
(Name and address of agent for service)
_____________
Approximate Date of Proposed Public Offering:____

It is proposed that this filing will become effective (check appropriate space):

□	immediately upon filing pursuant to paragraph (b) of Rule 485
■	on April 15, 2022 pursuant to paragraph (b) of Rule 485
(date)
□	60 days after filing pursuant to paragraph (a)(1) of Rule 485
□	on pursuant to paragraph (a)(1) of Rule 485
(date)

If appropriate, check the following box:

■	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Explanatory Note
Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 32 to the Registration Statement on Form N-6 (File No. 333-01031) of The Prudential Insurance Company of America and its Prudential Variable Contract Account GI-2 is to delay the effective date of Post-Effective Amendment No. 28 to April 15, 2022. Post-Effective Amendment No. 28 was filed with the Securities and Exchange Commission on October 27, 2021 for the purpose of modifying this registration statement to conform with the requirements of new Form N-6 under Rule 498a. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey on this 17th day of March, 2022.

The Prudential Variable Contract Account GI-2
(Registrant)
By: /s/ Michael P. DeSimone
Michael P. DeSimone Vice President and Corporate Counsel

The Prudential Insurance Company of America
(Depositor)
By: /s/ Michael P. DeSimone
Michael P. DeSimone Vice President and Corporate Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 32 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 17th day of March, 2022.

Signature and Title

/s/ * Charles F. Lowrey President, CEO, Chairman and Director

/s/ * Kenneth Y. Tanji Executive Vice President and Chief Financial Officer

/s/ * Robert M. Falzon Vice Chairman and Director	* By: /s/ Michael P. DeSimone Michael P. DeSimone (Attorney-in-Fact)

/s/ * Robert D. Axel Senior Vice President, Controller, and Principal Accounting Officer

/s/ * Thomas J. Baltimore Director

/s/ * Gilbert F. Casellas Director

/s/ * Martina Hund-Mejean Director

/s/ * Wendy E. Jones Director

/s/ * Karl J. Krapek Director

/s/ * Peter R. Lighte Director

/s/ * George Paz Director

/s/ * Sandra Pianalto Director

/s/ * Christine A. Poon Director

/s/ * Douglas A. Scovanner Director

/s/ * Michael A. Todman Director